UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4098

Name of Registrant:	VANGUARD CHESTER FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	September 1, 2003 - August 31, 2004

Item 1:	Reports to Shareholders

Vanguard® Target Retirement Funds

August 31, 2004

REPORT

Vanguard® Target Retirement Income Fund
Vanguard® Target Retirement 2005 Fund
Vanguard® Target Retirement 2015 Fund
Vanguard® Target Retirement 2025 Fund
Vanguard® Target Retirement 2035 Fund
Vanguard® Target Retirement 2045 Fund

YOUR FUND REPORT

CONTENTS
1	LETTER FROM THE CHAIRMAN
7	FUND PROFILES
13	GLOSSARY OF INVESTMENT TERMS
14	PERFORMANCE SUMMARIES
16	ABOUT YOUR FUND'S EXPENSES
18	FINANCIAL STATEMENTS
34	ADVANTAGES OF VANGUARD.COM

SUMMARY

• In their first ten months of existence, the Vanguard Target Retirement Funds closely matched the performance of the asset classes they reflect. Returns ranged from   5.6% for the Target Retirement Income Fund to 8.7% for the Target Retirement 2045 Fund.

• The broad stock market surged late in 2003 and early this year, driven by positive reports about corporate earnings, employment, and homebuilding. By the summer,   however, the economic news worsened as climbing oil prices took their toll, and stocks sputtered.

VANGUARD’S PLEDGE TO CLIENTS

We recognize that your relationship with Vanguard rests on the twin pillars of trust and excellence, each of which is built upon the character of our people. Our Pledge to Clients reflects our ongoing efforts to deserve your trust and to continually improve so that we can offer you excellence in all that we do.

We will:

• Put your interests first at all times.

• Continually seek to earn your trust by adhering to the highest standards of ethical behavior and fiduciary responsibility.

• Strive to be the highest-value provider of investment services, which means outstanding investment performance and service, both at the lowest possible cost.

• Communicate candidly not only about the rewards of investing, but also about the risks and costs.

• Maintain highly effective controls to safeguard your assets and protect your confidential information.

• Invest a majority of our personal assets alongside yours.

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.

Want less clutter in your mailbox? Just register with Vanguard.com® and opt to get fund reports online.

LETTER FROM THE CHAIRMAN

Dear Shareholder,

Welcome to the first annual report for the Vanguard Target Retirement Funds, six funds designed for investors in different stages of life.

The funds got off to a good start in the ten months between their inception on October 27, 2003, and their fiscal year-end on August 31, 2004. During the period, international stocks provided superior returns, domestic stock returns were robust overall, and bond returns were respectable. The Target Retirement Funds produced gains in line with their respective allocations to each of these asset classes.

Total Returns	October 27, 2003,* Through August 31, 2004
Vanguard Target Retirement
Income Fund	5.6%
Target Income Composite Index**	5.7
Vanguard Target Retirement
2005 Fund	6.5%
Target 2005 Composite Index**	6.5
Vanguard Target Retirement
2015 Fund	6.9%
Target 2015 Composite Index**	6.9
Vanguard Target Retirement
2025 Fund	7.5%
Target 2025 Composite Index**	7.4
Vanguard Target Retirement
2035 Fund	8.3%
Target 2035 Composite Index**	8.2
Vanguard Target Retirement
2045 Fund	8.7%
Target 2045 Composite Index**	8.7

  *Inception.
**Returns for the composite indexes are derived by applying the funds’ target allocations to the results of the following benchmarks:for U.S. stocks, the Dow Jones Wilshire 5000 Index; for international stocks, the Morgan Stanley Capital
  International Europe,Australasia, Far East Index; for bonds, the Lehman Aggregate Bond Index and the Lehman Treasury
  Inflation Notes Index; forshort-term reserves, the Citigroup 3-Month Treasury Bill Index.

The table at left compares the total returns (capital change plus reinvested distributions) of the funds and their benchmarks, which are weighted to reflect the appropriate asset allocation. The table on page 6 presents the funds’ starting and ending net asset values, distributions for the period, and annualized yields as of August 31. The yields ranged from 3.33% for the Target Retirement Income Fund, with its heavy bond allocation, to 1.79% for the Target Retirement 2045 Fund, whose bond weighting is about 10%.

Note: The fund’s fiscal year-end has shifted from August 31 to September 30. You will soon receive a report covering September performance.

STOCKS HUNG ON TO FIRST-HALF
GAINS

A strong rally in stock prices during the first half of the fiscal year produced solid 12-month gains, despite a volatile second-half retreat. The broad U.S. stock market, as measured by the Dow Jones Wilshire 5000 Composite Index, returned 11.5% for the 12 months.

Through February, stocks benefited from strong corporate earnings growth and a string of positive economic surprises. The environment then deteriorated, however, especially in the final months of the fiscal year, when job growth slowed, the reported growth in second-quarter gross domestic product was revised downward, and the economy started showing the strain of a relentless rise in crude oil prices.

Larger- and smaller-capitalization stocks provided roughly equal returns for the year. Value-oriented stocks (those with relatively low ratios of price to fundamental measures such as earnings) had significantly better returns than growth stocks among all market-capitalization categories. International stocks produced by far the largest gains for U.S. investors, boosted by the weakness of the U.S. dollar (which increases returns for international investments purchased with the greenback). Impressive gains were widespread across Eurozone countries, Japan, and emerging markets.

BONDS MIRRORED STOCKS’ RETURNS

Like stocks, the bond market seesawed in response to a rapidly changing economic picture. Bond prices rose steadily until April, when they underwent a sudden reversal, boosting yields (which move in the opposite direction from prices), in response to reports of higher-than-expected inflation and job growth. But prices jumped again in August, when signs multiplied that the recent economic surge had cooled. During the fiscal year, the yield of the 10-year U.S. Treasury note, a benchmark for longer-term interest rates, dropped to a low of 3.69% in March, climbed to 4.65% by the end of May, and ended the period at 4.12%.

For the full 12 months, the Lehman Brothers Aggregate Bond Index returned 6.1%. Corporate bonds provided higher returns than government issues. The yield of the 3-month Treasury bill—a proxy for money market rates—rose in anticipation of, and in response to, the Federal Reserve Board’s decisions in June and August to increase its target for the federal funds rate. The bill yielded 1.58% at the end of the period, up 0.61 percentage point from its August 31, 2003, level.

THE FUNDS HIT THEIR TARGETS

Each of the Target Retirement Funds is an index-oriented portfolio made up of other Vanguard stock, bond, and money market funds. Each Target Retirement Fund has an asset weighting that is appropriate for the time horizon selected by the investor. With the exception of the Target Retirement Income Fund, those weightings will shift toward a more income-oriented allocation as retirement nears.

Returns for the six Target Retirement Funds reflected the degree of each fund’s exposure to stocks, the best-performing asset class during the period. The Target Retirement 2045 Fund had an initial stock weighting of 90%, including 18% in international stocks. Those allocations drove its strong 8.7% return during the period. The Target Retirement 2035 Fund, with a shorter time horizon, had a less-aggressive 80% stock weighting (16% international), which led it to an 8.3% return. The 2025, 2015, and 2005 Funds returned 7.5%, 6.9%, and 6.5%, respectively.

The Target Retirement Income Fund, designed for those already in retirement, invests primarily in bond funds. It allocates 20% to Vanguard® Total Stock Market Index Fund, 5% to Vanguard® Prime Money Market Fund, 50% to Vanguard® Total Bond Market Index Fund, and 25% to Vanguard® Inflation-Protected Securities Fund. The fund’s 5.6% return reflected bonds’ price gains as uncertainty over future economic growth took hold late in the fiscal year.

Market Barometer		Average Annual Total Returns
		Periods Ended August 31, 2004
		One Year	Three Years	Five Years
Stocks	Russell 1000 Index (Large-caps)	11.3%	1.2%	-1.5%
	Russell 2000 Index (Small-caps)	11.4	6.7	6.4
	Dow Jones Wilshire 5000 Index	11.5	2.2	-0.9
	(Entire market)
	MSCI All Country World Index
	ex USA (International)	22.7	6.2	0.0

Bonds	Lehman Aggregate Bond Index	6.1%	6.2%	7.7%
	(Broad taxable market)
	Lehman Municipal Bond Index	7.1	5.5	6.7
	Citigroup 3-Month Treasury Bill Index	1.0	1.5	3.0

CPI	Consumer Price Index	2.7%	2.2%	2.5%

The six funds’ asset weightings at inception and at the fiscal year-end are shown in the following table.

Asset Allocations at Inception* and on August 31, 2004
	Stocks**		Bonds		Short-Term Reserves
Target Retirement Fund	Initial	Aug. 31	Initial	Aug. 31	Initial	Aug. 31
Income†	20%	20%	75%	75%	5%	5%
2005	35	33	65	66	0	1
2015	50	48	50	52	0	0
2025	60	59	40	41	0	0
2035	80	78	20	22	0	0
2045	90	89	10	11	0	0

  *October 27, 2003.
**As of August 31, international stock weightings for the 2015, 2025, 2035, and 2045 Funds were 10%, 12%, 16%, and 18% of assets, respectively.
  †Allocations do not change.

FUNDS FOR LONG-TERM INVESTORS

Vanguard’s Target Retirement Funds are designed for people who want a balanced investment program that—in the case of five of the funds—will gradually grow more conservative as retirement approaches (the Target Retirement Income Fund’s asset allocations do not change over time). The funds allow an investor to select an investment that is allocated appropriately for his or her current stage in life—and then to let Vanguard’s professionals adjust five of the funds’ allocations on a predetermined schedule. Eventually, each of the five funds will mirror the allocation of the Target Retirement Income Fund. The Target Retirement Income Fund, in addition to being

Vanguard Fund Returns Versus Composite Fund Averages: October 27, 2003-August 31, 2004
	Vanguard	Composite Mutual Fund
Target Retirement Fund	Fund	Average*	Difference
Income	5.6%	4.8%	+0.8%
2005	6.5	5.2	+1.3
2015	6.9	5.3	+1.6
2025	7.5	5.6	+1.9
2035	8.3	5.9	+2.4
2045	8.7	6.1	+2.6

*Each average is a blended composite that weights the return of the average comparable mutual fund for each asset class in proportion with the target weightings of the Target Retirement Funds. Average returns for funds are derived from data provided by Lipper Inc.

income-oriented, has two inflation-fighting components: an explicit one (inflation-protected securities) and an implicit one (stocks).

Besides letting you put your assets on autopilot, the Target Retirement Funds offer other advantages, including low costs, broad diversification, and generally high tax-efficiency. Each one provides shareholders with a portfolio of low-cost Vanguard funds diversified both across and within asset classes. And each one benefits from Vanguard’s emphasis on low costs in a way that distinguishes these funds from competing funds of funds. Our Target Retirement Funds do not charge investors for any expenses beyond those associated with the underlying funds (which themselves have some of the lowest costs in the industry). Many funds of funds offered by other companies charge two layers of fees.

A SIMPLE APPROACH TO DEALING WITH UNCERTAINTY

In the short lifespan of the Target Retirement Funds, stocks and bonds have taken turns leading the market as investor sentiment shifted sharply with changing economic news. The market volatility we saw in the past fiscal year is not likely to abate soon. In fact, volatility is one thing you can count on as an investor, which points up the importance of remaining diversified. Asset classes (stocks and bonds) and subclasses (domestic and international stocks), which respond to their own sets of financial influences, can act as buffers to one another, reducing the volatility of returns relative to that of an undiversified portfolio.

For this reason, we advise maintaining a balanced investment plan, diversified across asset classes in proportions appropriate for your situation. The Target Retirement Funds provide a convenient, low-cost, and low-maintenance way for you to pursue such a plan.

Thank you for entrusting your hard-earned money to us.

Sincerely,

John J. Brennan

CHAIRMAN AND CHIEF EXECUTIVE OFFICER

SEPTEMBER 16, 2004

Your Fund's Performance at a Glance			October 27, 2003*-August 31, 2004

			Distributions Per Share
Target Retirement Fund	Starting Share Price	Ending Share Price	Income Dividends	Capital Gains	SEC Yield**

Income	$10.00	$10.34	$0.205	$0.015	3.33%
2005	10.00	10.58	0.055	0.010	3.15
2015	10.00	10.63	0.060	0.000	2.87
2025	10.00	10.69	0.060	0.000	2.58
2035	10.00	10.76	0.065	0.000	2.06
2045	10.00	10.80	0.070	0.000	1.79

  *Inception date.
**30-day advertised yield net of expenses at month-end.

As of 8/31/2004

FUND PROFILES

These Profiles provide snapshots of each fund’s characteristics, along with the funds’ allocations to various asset classes and to underlying Vanguard funds. Key terms are defined on page 13.

TARGET RETIREMENT INCOME FUND
Financial Attributes

Yield	3.3%
Expense Ratio	0%
Average Weighted Expense Ratio*	0.21%

Allocation to Underlying Vanguard Funds

Total Bond Market Index Fund	50.0%
Inflation-Protected Securities Fund	25.0
Total Stock Market Index Fund	20.0
Prime Money Market Fund	5.0

Total	100.0%

Equity Investment Focus

Fixed Income Investment Focus

Fund Asset Allocation

*For underlying funds; annualized.

FUND PROFILES (CONTINUED)

TARGET RETIREMENT 2005 FUND
Financial Attributes

Yield	3.2%
Expense Ratio	0%
Average Weighted Expense Ratio*	0.20%

Allocation to Underlying Vanguard Funds

Total Bond Market Index Fund	49.8%
Total Stock Market Index Fund	33.4
Inflation-Protected Securities Fund	16.3
Prime Money Market Fund	0.5

Total	100.0%

Equity Investment Focus

Fixed Income Investment Focus

Fund Asset Allocation

*For underlying funds; annualized.

TARGET RETIREMENT 2015 FUND

Financial Attributes

Yield	2.9%
Expense Ratio	0%
Average Weighted Expense Ratio*	0.22%

Allocation to Underlying Vanguard Funds

Total Bond Market Index Fund	50.1%
Total Stock Market Index Fund	38.8
European Stock Index Fund	6.6
Pacific Stock Index Fund	3.0
Inflation-Protected Securities Fund	1.5

Total	100.0%

Equity Investment Focus

Fixed Income Investment Focus

Fund Asset Allocation

*For underlying funds; annualized.

FUND PROFILES (CONTINUED)

TARGET RETIREMENT 2025 FUND

Financial Attributes

Yield	2.6%
Expense Ratio	0%
Average Weighted Expense Ratio*	0.22%

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	47.2%
Total Bond Market Index Fund	41.0
European Stock Index Fund	8.1
Pacific Stock Index Fund	3.7

Total	100.0%

Equity Investment Focus

Fixed Income Investment Focus

Fund Asset Allocation

*For underlying funds; annualized.

TARGET RETIREMENT 2035 FUND

Financial Attributes

Yield	2.1%
Expense Ratio	0%
Average Weighted Expense Ratio*	0.21%

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	62.2%
Total Bond Market Index Fund	22.2
European Stock Index Fund	10.7
Pacific Stock Index Fund	4.9

Total	100.0%

Equity Investment Focus

Fixed Income Investment Focus

Fund Asset Allocation

*For underlying funds; annualized.

FUND PROFILES (CONTINUED)

TARGET RETIREMENT 2045 FUND

Financial Attributes

Yield	1.8%
Expense Ratio	0%
Average Weighted Expense Ratio*	0.21%

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	71.1%
European Stock Index Fund	12.3
Total Bond Market Index Fund	11.1
Pacific Stock Index Fund	5.5

Total	100.0%

Equity Investment Focus

Fixed Income Investment Focus

Fund Asset Allocation

*For underlying funds; annualized.

GLOSSARY OF INVESTMENT TERMS

Average Weighted Expense Ratio. Funds that invest in other Vanguard funds incur no direct expenses, but do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds. The average weighted expense ratio is the average of these expense ratios, weighted in proportion to the amount of the fund invested in each underlying fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Yield.     A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.

As of 8/31/2004

PERFORMANCE SUMMARIES

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the funds. (For the performance current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns in this report do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

TARGET RETIREMENT INCOME FUND
Fiscal-Period Total Returns (%) October 27, 2003*-August 31, 2004
		Target Retirement		Target
		Income Fund		Income
Composite
Index**
Fiscal	Capital	Income	Total	Total
Period	Return	Return	Return	Return

2004	3.6%	2.0%	5.6%	5.7%

  *Inception.
**50% Lehman Aggregate Bond Index, 25% Lehman Treasury Inflation Notes Index, 20% Dow
  Jones Wilshire 5000 Index, and 5% Citigroup 3-Month Treasury Bill Index.
Note: See Financial Highlights table on page 28 for dividend and capital gains information.

TARGET RETIREMENT 2005 FUND
Fiscal-Period Total Returns (%) October 27, 2003*-August 31, 2004
		Target Retirement		2005 Fund
		Target 2005		Composite
Index**
Fiscal	Capital	Income	Total	Total
Period	Return	Return	Return	Return

2004	5.9%	0.6%	6.5%	6.5%

  *Inception.
**50% Lehman Aggregate Bond Index, 35% Dow Jones Wilshire 5000 Index, and 15% Lehman
  Treasury Inflation Notes Index.
Note: See Financial Highlights table on page 28 for dividend and capital gains information.

TARGET RETIREMENT 2015 FUND
Fiscal-Period Total Returns (%) October 27, 2003*-August 31, 2004
		Target Retirement		Target 2015
		2015 Fund		Composite
Index**
Index**
Fiscal	Capital	Income	Total	Total
Period	Return	Return	Return	Return

2004	6.3%	0.6%	6.9%	6.9%

  *Inception.
**50% Lehman Aggregate Bond Index, 40% Dow Jones Wilshire 5000 Index, and 10% MSCI EAFE Index.
Note: See Financial Highlights table on page 29 for dividend and capital gains information.

TARGET RETIREMENT 2025 FUND
Fiscal-Period Total Returns (%) October 27, 2003*-August 31, 2004
		Target Retirement		2025 Fund
		Target 2025		Composite
Index**
Fiscal	Capital	Income	Total	Total
Period	Return	Return	Return	Return

2004	6.9%	0.6%	7.5%	7.4%

*Inception.
**48% Dow Jones Wilshire 5000 Index, 40% Lehman Aggregate Bond Index, and 12% MSCI EAFE Index.
Note: See Financial Highlights table on page 29 for dividend and capital gains information.

TARGET RETIREMENT 2035 FUND
Fiscal-Period Total Returns (%) October 27, 2003*-August 31, 2004
		Target Retirement		Target 2035
		2035 Fund		Composite
Index**
Fiscal	Capital	Income	Total	Total
Period	Return	Return	Return	Return

2004	7.6%	0.7%	8.3%	8.2%

  *Inception.
**64% Dow Jones Wilshire 5000 Index, 20% Lehman Aggregate Bond Index, and 16% MSCI
  EAFE Index.
Note: See Financial Highlights table on page 30 for dividend and capital gains information.

TARGET RETIREMENT 2045 FUND
Fiscal-Period Total Returns (%) October 27, 2003*-August 31, 2004
		Target Retirement		Target 2045
		2045 Fund		Composite
Index**
Fiscal	Capital	Income	Total	Total
Period	Return	Return	Return	Return

2004	8.0%	0.7%	8.7%	8.7%

  *Inception.
**72% Dow Jones Wilshire 5000 Index, 18% MSCI EAFE Index, and 10% Lehman Aggregate
  Bond Index.
Note: See Financial Highlights table on page 30 for dividend and capital gains information.

Total Returns for period ended June 30, 2004

This table presents total returns through the latest calendar quarter— rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

		Since Inception
	Inception Date	Capital	Income	Total
Target Retirement Income Fund	10/27/2003	1.85%	2.06%	3.91%
Target Retirement 2005 Fund	10/27/2003	5.10	0.57	5.67
Target Retirement 2015 Fund	10/27/2003	6.60	0.62	7.22
Target Retirement 2025 Fund	10/27/2003	7.80	0.62	8.42
Target Retirement 2035 Fund	10/27/2003	9.90	0.68	10.58
Target Retirement 2045 Fund	10/27/2003	11.10	0.74	11.84

ABOUT YOUR FUND’S EXPENSES

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A typical fund’s expenses are expressed as a percentage of its average net assets. The Target Retirement Funds have no direct expenses, but each fund bears its proportionate share of the expenses of the underlying funds in which it invests. These indirect expenses make up the fund’s average weighted expense ratio, also expressed as a percentage of average net assets.

Six Months Ended August 31, 2004
	Beginning Account Value	Ending Account Value	Expenses Paid During
Target Retirement Fund	2/29/2004	8/31/2004	Period*
Based on Actual Fund Return
Income Fund	$1,000.00	$1,004.99	$1.06
2005 Fund	1,000.00	998.11	1.01
2015 Fund	1,000.00	991.60	1.10
2025 Fund	1,000.00	987.99	1.10
2035 Fund	1,000.00	979.96	1.05
2045 Fund	1,000.00	974.73	1.05

Based on Hypothetical 5% Yearly Return
Income Fund	$1,000.00	$1,023.94	$1.07
2005 Fund	1,000.00	1,023.99	1.02
2015 Fund	1,000.00	1,023.89	1.12
2025 Fund	1,000.00	1,023.89	1.12
2035 Fund	1,000.00	1,023.94	1.07
2045 Fund	1,000.00	1,023.94	1.07

*These calculations are based on the funds’ average weighted underlying expense ratios for the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using each fund’s average weighted expense ratio. The table above illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Expense Ratios:
Your fund compared with its peer group
Target Retirement Fund	Fund Expense Ratio	Average Weighted Expense Ratio*	Peer-Group Expense Ratio**
Income Fund	0.00%	0.21%	1.12%
2005 Fund	0.00	0.20	1.20
2015 Fund	0.00	0.22	1.29
2025 Fund	0.00	0.22	1.35
2035 Fund	0.00	0.21	1.47
2045 Fund	0.00	0.21	1.53

  *For underlying funds, annualized.
**Peer groups are (from top to bottom) the Target Retirement Income Average, the Target Retirement 2005
   Average, the Target Retirement 2015 Average, the Target Retirement 2025 Average, the Target Retirement
   2035 Average, and the Target Retirement 2045 Average. Each average is a blended composite that weights the return of the average comparable mutual fund for each asset class in proportion with the target weighting of the appropriate Target Retirement Fund. Peer group expense ratio is derived from data provided by Lipper Inc.
   and captures information through year-end 2003.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

As of 8/31/2004

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund’s investments in shares of each Vanguard fund, along with the value of each investment on the last day of the reporting period. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund’s Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund’s net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Each fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

Target Retirement Income Fund	Shares	Market Valueˆ (000)
INVESTMENT COMPANIES (99.6%)

U.S. Stock Funds (19.9%)
Vanguard Total Stock Market Index Fund Investor Shares	2,192,523	$56,765
Vanguard Total Stock Market Index Fund VIPER Shares	22,079	2,348

Bond Funds (74.7%)
Vanguard Total Bond Market Index Fund Investor Shares	14,352,484	147,974
Vanguard Inflation-Protected Securities Fund Investor Shares	5,863,289	73,936

Money Market Fund (5.0%)
Vanguard Prime Money Market Fund Investor Shares	14,723,324	14,723

TOTAL INVESTMENT COMPANIES
(Cost $294,244)		295,746

Target Retirement Income Fund	Market Valueˆ (000)
OTHER ASSETS AND LIABILITIES--NET (0.4%)	$1,251

NET ASSETS (100%)

Applicable to 28,714,167 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)	$296,997

NET ASSET VALUE PER SHARE	$10.34

ˆ See Note A in Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
Assets
Investments in Securities, at Value	$295,746
Receivables for Capital Shares Issued	24,559
Other Assets	481

Total Assets	320,786

Liabilities
Payables for Investment Securities Purchased	20,945
Other Liabilities	2,844

Total Liabilities	23,789

NET ASSETS (100%)	$296,997

AT AUGUST 31, 2004, NET ASSETS CONSISTED OF:
	Amount (000)	Per Share
Paid-in Capital	$294,361	$10.26
Undistributed Net Investment Income	999.03
Accumulated Net Realized Gains	135	—
Unrealized Appreciation	1,502.05

NET ASSETS	$296,997	$10.34

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Target Retirement 2005 Fund	Shares	Market Valueˆ (000)
INVESTMENT COMPANIES (100.1%)
U.S. Stock Funds (33.5%)
Vanguard Total Stock Market Index Fund Investor Shares	2,685,818	$69,536
Vanguard Total Stock Market Index Fund VIPER Shares	32,156	3,420

Bond Funds (66.1%)
Vanguard Total Bond Market Index Fund Investor Shares	10,553,704	108,809
Vanguard Inflation-Protected Securities Fund Investor Shares	2,823,963	35,610

Money Market Fund (0.5%)
Vanguard Prime Money Market Fund Investor Shares	1,200,176	1,200

TOTAL INVESTMENT COMPANIES
(Cost $218,165)		218,575

OTHER ASSETS AND LIABILITIES (-0.1%)

Other Assets		1,907
Liabilities		(1,982)

		(75)

NET ASSETS (100%)

Applicable to 20,659,576 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)		$218,500

NET ASSET VALUE PER SHARE		$10.58

ˆ See Note A in Notes to Financial Statements.

AT AUGUST 31, 2004, NET ASSETS CONSISTED OF:
	Amount (000)	Per Share
Paid-in Capital	$215,212	$10.43
Undistributed Net Investment Income	2,782.13
Accumulated Net Realized Gains	96	—
Unrealized Appreciation	410.02

NET ASSETS	$218,500	$10.58

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Target Retirement 2015 Fund	Shares	Market Valueˆ (000)
INVESTMENT COMPANIES (99.9%)
U.S. Stock Funds (38.8%)
Vanguard Total Stock Market Index Fund Investor Shares	5,886,809	$152,410
Vanguard Total Stock Market Index Fund VIPER Shares	124,341	13,225

International Stock Funds (9.6%)
Vanguard European Stock Index Fund Investor Shares	1,281,877	28,291
Vanguard Pacific Stock Index Fund Investor Shares	1,534,473	12,905

Bond Funds (51.5%)
Vanguard Total Bond Market Index Fund Investor Shares	20,730,885	213,735
Vanguard Inflation-Protected Securities Fund Investor Shares	508,070	6,407

TOTAL INVESTMENT COMPANIES
(Cost $427,762)		426,973

OTHER ASSETS AND LIABILITIES--NET (0.1%)		257

NET ASSETS (100%)

Applicable to 40,193,587 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)		$427,230

NET ASSET VALUE PER SHARE		$10.63

ˆ See Note A in Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
Assets
Investments in Securities, at Value	$426,973
Receivables for Capital Shares Issued	33,299
Other Assets	677

Total Assets	460,949

Liabilities
Payables for Investment Securities Purchased	32,687
Other Liabilities	1,032

Total Liabilities	33,719

NET ASSETS (100%)	$427,230

AT AUGUST 31, 2004, NET ASSETS CONSISTED OF:
	Amount (000)	Per Share
Paid-in Capital	$423,803	$10.55
Undistributed Net Investment Income	4,072.10
Accumulated Net Realized Gains	144	—
Unrealized Depreciation	(789)	(.02)

NET ASSETS	$427,230	$10.63

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Target Retirement 2025 Fund	Shares	Market Valueˆ (000)
INVESTMENT COMPANIES (99.7%)

U.S. Stock Funds (47.0%)
Vanguard Total Stock Market Index Fund Investor Shares	7,831,818	$202,766
Vanguard Total Stock Market Index Fund VIPER Shares	96,392	10,252

International Stock Funds (11.8%)
Vanguard European Stock Index Fund Investor Shares	1,649,674	36,408
Vanguard Pacific Stock Index Fund Investor Shares	1,976,420	16,622

Bond Funds (40.9%)
Vanguard Total Bond Market Index Fund Investor Shares	17,964,455	185,214

TOTAL INVESTMENT COMPANIES
(Cost $452,305)		451,262

OTHER ASSETS AND LIABILITIES—NET (0.3%)		1,526

NET ASSETS (100%)

Applicable to 42,364,079 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)		$452,788

NET ASSET VALUE PER SHARE		$10.69

ˆ See Note A in Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
Assets
Investments in Securities, at Value	$451,262
Receivables for Capital Shares Issued	114,266
Other Assets	454

Total Assets	565,982

Liabilities
Payables for Investment Securities Purchased	110,596
Other Liabilities	2,598

Total Liabilities	113,194

NET ASSETS (100%)	$452,788

AT AUGUST 31, 2004, NET ASSETS CONSISTED OF:
	Amount (000)	Per Share
Paid-in Capital	$450,897	$10.64
Undistributed Net Investment Income	2,843.07
Accumulated Net Realized Gains	91	—
Unrealized Depreciation	(1,043)	(.02)

NET ASSETS	$452,788	$10.69

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Target Retirement 2035 Fund	Shares	Market Valueˆ (000)
INVESTMENT COMPANIES (99.7%)

U.S. Stock Funds (62.0%)
Vanguard Total Stock Market Index Fund Investor Shares	4,796,394	$124,178
Vanguard Total Stock Market Index Fund VIPER Shares	62,719	6,671

International Funds (15.6%)
Vanguard European Stock Index Fund Investor Shares	1,022,027	22,556
Vanguard Pacific Stock Index Fund Investor Shares	1,223,832	10,293

Bond Funds (22.1%)
Vanguard Total Bond Market Index Fund Investor Shares	4,518,756	46,588

TOTAL INVESTMENT COMPANIES
(Cost $211,289)		210,286

OTHER ASSETS AND LIABILITIES—NET (0.3%)		732

NET ASSETS (100%)

Applicable to 19,617,729 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)		$211,018

NET ASSET VALUE PER SHARE		$10.76

ˆ See Note A in Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
Assets
Investments in Securities, at Value	$210,286
Receivables for Capital Shares Issued	36,186
Other Assets	123

Total Assets	246,595

Liabilities
Payables for Investment Securities Purchased	34,387
Other Liabilities	1,190

Total Liabilities	35,577

NET ASSETS (100%)	$211,018

AT AUGUST 31, 2004, NET ASSETS CONSISTED OF:
	Amount (000)	Per Share
Paid-in Capital	$211,027	$10.76
Undistributed Net Investment Income	971.05
Accumulated Net Realized Gains	23	—
Unrealized Depreciation	(1,003)	(.05)

NET ASSETS	$211,018	$10.76

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Target Retirement 2045 Fund	Shares	Market Valueˆ (000)
INVESTMENT COMPANIES (99.5%)

U.S. Stock Funds (70.6%)
Vanguard Total Stock Market Index Fund Investor Shares	1,994,887	$51,648
Vanguard Total Stock Market Index Fund VIPER Shares	22,163	2,357

International Stock Funds (17.8%)
Vanguard European Stock Index Fund Investor Shares	423,104	9,338
Vanguard Pacific Stock Index Fund Investor Shares	506,527	4,260

Bond Funds (11.0%)
Vanguard Total Bond Market Index Fund Investor Shares	815,348	8,406

Money Market Fund (0.1%)
Vanguard Market Liquidity Fund, 1.52%*	81, 831	82

TOTAL INVESTMENT COMPANIES
(Cost $76,586)		76,091

OTHER ASSETS AND LIABILITIES (0.5%)

Other Assets		512
Liabilities		(148)

		364

NET ASSETS (100%)

Applicable to 7,081,366 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)		$76,455

NET ASSET VALUE PER SHARE		$10.80

ˆSee Note A in Notes to Financial Statements.
*Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
  7-day yield.

AT AUGUST 31, 2004, NET ASSETS CONSISTED OF:
	Amount (000)	Per Share
Paid-in Capital	$76,656	$10.83
Undistributed Net Investment Income	293.04
Accumulated Net Realized Gains	1	—
Unrealized Depreciation	(495)	(.07)

NET ASSETS	$76,455	$10.80

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

STATEMENT OF OPERATIONS

This Statement shows each fund’s Income Distributions Received from the other Vanguard funds in which it invests and any other income earned during the reporting period. This Statement also shows any Capital Gain Distributions Received from the other funds’ realized net gains, Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

	Target Retirement Income Fund	Target Retirement 2005 Fund	Target Retirement 2015 Fund
	October 27, 2003* to August 31, 2004
	(000)	(000)	(000)
INVESTMENT INCOME
Income
Income Distributions Received	$3,992	$2,942	$4,298

NET INVESTMENT INCOME—Note B	3,992	2,942	4,298

REALIZED NET GAIN (LOSS)
Capital Gain Distributions Received	189	127	143
Investment Securities Sold	1	(2)	1

REALIZED NET GAIN (LOSS)	190	125	144

UNREALIZED APPRECIATION

(DEPRECIATION) OF INVESTMENT SECURITIES	1,502	410	(789)

NET INCREASE (DECREASE) IN NET ASSETS

RESULTING FROM OPERATIONS	$5,684	$3,477	$3,653

	Target Retirement 2025 Fund	Target Retirement 2035 Fund	Target Retirement 2045 Fund
	October 27, 2003* to August 31, 2004
	(000)	(000)	(000)
INVESTMENT INCOME
Income
Income Distributions Received	$2,973	$1,061	$331

NET INVESTMENT INCOME—Note B	2,973	1,061	331

REALIZED NET GAIN (LOSS)
Capital Gain Distributions Received	92	21	4
Investment Securities Sold	(1)	2	(3)

REALIZED NET GAIN (LOSS)	91	23	1

UNREALIZED APPRECIATION
(DEPRECIATION) OF INVESTMENT SECURITIES	(1,043)	(1,003)	(495)

NET INCREASE (DECREASE) IN NET ASSETS

RESULTING FROM OPERATIONS	$2,021	$81	$(163)

*Inception.

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund’s total net assets changed during the reporting period. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund’s net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, as well as the amounts redeemed. The corresponding numbers of Shares Issued and Redeemed are shown at the end of the Statement.

	Target Retirement Income Fund	Target Retirement 2005 Fund	Target Retirement 2015 Fund
	October 27, 2003* to August 31, 2004
	(000)	(000)	(000)
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$3,992	$2,942	$4,298
Realized Net Gain (Loss)	190	125	144
Unrealized Appreciation (Depreciation)	1,502	410	(789)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,684	3,477	3,653

Distributions
Net Investment Income	(2,993)	(160)	(226)
Realized Capital Gain**	(55)	(29)	--

Total Distributions	(3,048)	(189)	(226)

Capital Share Transactions 1
Issued	327,967	241,347	450,587
Issued in Lieu of Cash Distributions	2,714	186	223
Redeemed	(36,320)	(26,321)	(27,007)

Net Increase (Decrease) from Capital Share Transactions	294,361	215,212	423,803

Total Increase (Decrease)	296,997	218,500	427,230

Net Assets
Beginning of Period	–	–	–

End of Period	$296,997	$218,500	$427,230

1 Shares Issued (Redeemed)
Issued	32,002	23,171	42,737
Issued in Lieu of Cash Distributions	266	18	22
Redeemed	(3,554)	(2,529)	(2,565)

Net Increase (Decrease) in Shares Outstanding	28,714	20,660	40,194

  *Inception.
**Includes short-term gain distributions by the Target Retirement Income Fund of $55,000, and by the Target Retirement 2005
   Fund of $29,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

	Target Retirement 2025 Fund	Target Retirement 2035 Fund	Target Retirement 2045 Fund
	October 27, 2003* to August 31, 2004
	(000)	(000)	(000)
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$2,973	$1,061	$331
Realized Net Gain (Loss)	91	23	1
Unrealized Appreciation (Depreciation)	(1,043)	(1,003)	(495)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,021	81	(163)

Distributions
Net Investment Income	(130)	(90)	(38)
Realized Capital Gain	–	–	–

Total Distributions	(130)	(90)	(38)

Capital Share Transactions 1
Issued	468,197	220,339	83,829
Issued in Lieu of Cash Distributions	130	90	38
Redeemed	(17,430)	(9,402)	(7,211)

Net Increase (Decrease) from Capital Share Transactions	450,897	211,027	76,656-

Total Increase (Decrease)	452,788	211,018	76,455

Net Assets
Beginning of Period	–	–	–

End of Period	$452,788	$211,018	$76,455

1 Shares Issued (Redeemed)
Issued	43,992	20,480	7,741
Issued in Lieu of Cash Distributions	12	9	4
Redeemed	(1,640)	(871)	(664)

Net Increase (Decrease) in Shares Outstanding	42,364	19,618	7,081

*Inception.

FINANCIAL HIGHLIGHTS

This table summarizes each fund’s investment results and distributions to shareholders on a per-share basis. The table also presents the Total Return and shows net investment income and expenses as percentages of average net assets. The expense ratio is zero because the fund pays no direct expenses; the fund’s share of the expenses of the other funds in which it invests reduces the income received from them. The data in the table will help you assess: the variability of the fund’s net income and total returns from year to year; the relative contributions of net income and capital gains to the fund’s total return; the extent to which the fund tends to distribute capital gains; and the portion of capital gain distributions representing the “pass-through” of capital gain distributions received from other Vanguard funds. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

Target Retirement Income Fund
For a Share Outstanding Throughout the Period	Oct. 27, 2003* to Aug. 31, 2004
Net Asset Value, Beginning of Period	$10.00
Investment Operations
Net Investment Income	.235
Capital Gain Distributions Received	.015
Net Realized and Unrealized Gain (Loss)
on Investments	.310

Total from Investment Operations	.560

Distributions
Dividends from Net Investment Income	(.205)
Distributions from Realized Capital Gains	(.015)

Total Distributions	(.220)

Net Asset Value, End of Period	$10.34

Total Return	5.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$297
Ratio of Expenses to
Average Net Assets—Note B	0%**
Ratio of Net Investment Income to
Average Net Assets	3.62%†
Portfolio Turnover Rate	1%

  *Inception.
**The average weighted expense ratio of the underlying funds was 0.21%.
  †Annualized.

Target Retirement 2005 Fund
For a Share Outstanding Throughout the Period	Oct. 27, 2003* to Aug. 31, 2004
Net Asset Value, Beginning of Period	$10.00
Investment Operations
Net Investment Income	.185
Capital Gain Distributions Received	.010
Net Realized and Unrealized Gain (Loss)
on Investments	.450

Total from Investment Operations	.645

Distributions
Dividends from Net Investment Income	(.055)
Distributions from Realized Capital Gains	(.010)

Total Distributions	(.065)

Net Asset Value, End of Period	$10.58

Total Return	6.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$219
Ratio of Expenses to
Average Net Assets—Note B	0%**
Ratio of Net Investment Income to
Average Net Assets	3.31%†
Portfolio Turnover Rate	2%

  *Inception.
**The average weighted expense ratio of the underlying funds was 0.20%.
  †Annualized.

Target Retirement 2015 Fund
For a Share Outstanding Throughout the Period	Oct. 27, 2003* to Aug. 31, 2004
Net Asset Value, Beginning of Period	$10.00
Investment Operations
Net Investment Income	.16
Capital Gain Distributions Received	–
Net Realized and Unrealized Gain (Loss)
on Investments	.53

Total from Investment Operations	.69

Distributions
Dividends from Net Investment Income	(.06)
Distributions from Realized Capital Gains	–

Total Distributions	(.06)

Net Asset Value, End of Period	$10.63

Total Return	6.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$427
Ratio of Expenses to
Average Net Assets—ote B	0%**
Ratio of Net Investment Income to
Average Net Assets	2.69%†
Portfolio Turnover Rate	1%

  *Inception.
**The average weighted expense ratio of the underlying funds was 0.22%.
  †Annualized.

Target Retirement 2025 Fund
For a Share Outstanding Throughout the Period	Oct. 27, 2003* to Aug. 31, 2004
Net Asset Value, Beginning of Period	$10.00
Investment Operations
Net Investment Income	.13
Capital Gain Distributions Received	–
Net Realized and Unrealized Gain (Loss)
on Investments	.62

Total from Investment Operations	.75

Distributions
Dividends from Net Investment Income	(.06)
Distributions from Realized Capital Gains	–

Total Distributions	(.06)

Net Asset Value, End of Period	$10.69

Total Return	7.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$453
Ratio of Expenses to
Average Net Assets—Note B	0%**
Ratio of Net Investment Income to
Average Net Assets	2.33%†
Portfolio Turnover Rate	3%

  *Inception.
**The average weighted expense ratio of the underlying funds was 0.22%.
  †Annualized.

FINANCIAL HIGHLIGHTS (CONTINUED)

Target Retirement 2035 Fund
For a Share Outstanding Throughout the Period	Oct. 27, 2003* to Aug. 31, 2004
Net Asset Value, Beginning of Period	$10.00
Investment Operations
Net Investment Income	.115
Capital Gain Distributions Received	–
Net Realized and Unrealized Gain (Loss)
on Investments	.710

Total from Investment Operations	.825

Distributions
Dividends from Net Investment Income	(.065)
Distributions from Realized Capital Gains	–

Total Distributions	(.065)

Net Asset Value, End of Period	$10.76

Total Return	8.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$211
Ratio of Expenses to
Average Net Assets—Note B	0%**
Ratio of Net Investment Income to
Average Net Assets	1.70%†
Portfolio Turnover Rate	2%

  *Inception.
**The average weighted expense ratio of the underlying funds was 0.21%.
  †Annualized.

Target Retirement 2045 Fund
For a Share Outstanding Throughout the Period	Oct. 27, 2003* to Aug. 31, 2004
Net Asset Value, Beginning of Period	$10.00
Investment Operations
Net Investment Income	.11
Capital Gain Distributions Received	–
Net Realized and Unrealized Gain (Loss)
on Investments	.76

Total from Investment Operations	.87

Distributions
Dividends from Net Investment Income	(.07)
Distributions from Realized Capital Gains	–

Total Distributions	(.07)

Net Asset Value, End of Period	$10.80

Total Return	8.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$76
Ratio of Expenses to
Average Net Assets—Note B	0%**
Ratio of Net Investment Income to
Average Net Assets	1.38%†
Portfolio Turnover Rate	7%

  *Inception.
**The average weighted expense ratio of the underlying funds was 0.21%.
  †Annualized.

SEE ACCOMPANYING NOTES, WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

Vanguard Target Retirement Funds comprise the Target Retirement Income Fund, Target Retirement 2005 Fund, Target Retirement 2015 Fund, Target Retirement 2025 Fund, Target Retirement 2035 Fund, and Target Retirement 2045 Fund, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Each fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves. The Target Retirement Income Fund’s allocation of assets is expected to remain stable over time. Each other Target Retirement Fund’s asset allocation will become more conservative over time as its target retirement date draws closer.

In September 2004, the funds’ board of trustees approved changing the funds’ fiscal year-end from August 31 to September 30, effective September 30, 2004.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

1.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of VIPER® Shares) are valued at that fund’s net asset value. VIPER Shares (and other exchange-traded funds, if applicable) are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2.	Repurchase Agreements: Each fund, along with other members of The Vanguard Group, may transfer uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3.	Federal Income Taxes: Each fund intends to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements. The funds have adopted a tax year-end of September 30.

4.	Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5.	Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the funds. The service agreement provides that Vanguard will reimburse the funds’ expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the funds. Accordingly, all expenses incurred by the funds during the period ended August 31, 2004, were reimbursed by Vanguard. The funds’ trustees and officers are also directors and officers of Vanguard and the funds in which the funds invest.

C.  Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

At August 31, 2004, the funds had the following tax-basis amounts available for distribution:

	Amount Available for Distribution
Target Retirement Fund	Ordinary Income (000)	Long-Term Capital Gain (000)
Income	$994	$140
2005	2,776	102
2015	4,072	144
2025	2,843	91
2035	973	21
2045	293	1

The funds have adopted a tax year-end of September 30; accordingly the final tax-basis amounts available for distribution will be determined as of September 30, 2004.

At August 31, 2004, net unrealized appreciation (depreciation) of investment securities for tax purposes was:

	(000)
Target Retirement Fund	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation (Depreciation)
Income	$1,856	$(354)	$1,502
2005	1,043	(633)	410
2015	1,038	(1,827)	(789)
2025	901	(1,944)	(1,043)
2035	275	(1,278)	(1,003)
2045	72	(567)	(495)

D.  During the period ended August 31, 2004, purchases and sales of investment securities other than temporary cash investments were:

	(000)
Target Retirement Fund	Purchases	Sales
Income	$295,378	$1,135
2005	219,605	2,638
2015	429,770	2,009
2025	456,670	4,364
2035	213,016	1,727
2045	78,695	2,187

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of Vanguard Target Retirement Funds:

In our opinion, the accompanying statements of net assets, and for Target Retirement Income Fund, Target Retirement 2015 Fund, Target Retirement 2025 Fund and Target Retirement 2035 Fund the statements of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Target Retirement Income Fund, Vanguard Target Retirement 2005 Fund, Vanguard Target Retirement 2015 Fund, Vanguard Target Retirement 2025 Fund, Vanguard Target Retirement 2035 Fund and Vanguard Target Retirement 2045 Fund (hereafter referred to as the “Funds”) at August 31, 2004, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period October 27, 2003 (commencement of operations) through August 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

October 7, 2004

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CAPITALIZE ON YOUR IRA

Are you taking full advantage of your individual retirement account? You really should be. These tax-deferred accounts are powerful options for retirement savers.

Here’s how you can exploit your IRA—and improve your chances of having the retirement of your dreams.

CONTRIBUTE THE MAXIMUM AMOUNT EACH YEAR

It may be an obvious point, but if you invest as much in your IRA as the law allows—currently $3,000 per tax year if you are under age 50 and $3,500 if you are age 50 or over—you will increase the odds of meeting your retirement goals. “Max out” every year you can.

MAKE IT AUTOMATIC

Put your IRA on autopilot by taking advantage of Vanguard’s Automatic Investment Plan. Your IRA contributions will be deducted from your bank account on a schedule of your choosing, making retirement investing a healthy habit.

CONSIDER COST

The owners of low-cost investments keep a larger portion of their gross returns than the owners of high-cost investments. Over the long term, avoiding costlier mutual funds and brokerage commissions could significantly boost your retirement savings. Our low costs are one reason a Vanguard IRA® is such a smart choice.

REQUEST A DIRECT ROLLOVER WHEN YOU CHANGE JOBS

Don’t spend your retirement assets before you’ve retired. When you change jobs, roll your 401(k) or other employer-sponsored retirement plan assets directly into your IRA.

If you have questions about your IRA, want to transfer an IRA from another institution to Vanguard, or need help with any other IRA transaction, call our Retirement Resource Center at 1-800-205-6189 or visit Vanguard.com. You can open or fund your IRA on our website and have a confirmation in your hand within minutes.

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard® funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
John J. Brennan* (1954) May 1987	Chairman of the Board, Chief Executive Officer, and Trustee (131)	Chairman of the Board,Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

INDEPENDENT TRUSTEES

Charles D. Ellis (1937) January 2001	Trustee (131)	The Partners of `63 (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting);
Successor Trustee of Yale University; Overseer of the Stern School of
Business at New York University; Trustee of the Whitehead Institute
for Biomedical Research.

Rajiv L. Gupta (1945) December 2001†	Trustee (131)	Chairman and Chief Executive Officer (since October 1999), Vice
Chairman (January-September 1999), and Vice President (prior to
September 1999) of Rohm and Haas Co. (chemicals); Director of
Technitrol, Inc. (electronic components), and Agere Systems (commu-
nications components); Board Member of the American Chemistry
Council; Trustee of Drexel University.

JoAnn Heffernan Heisen (1950) July 1998	Trustee (131)	Vice President, Chief Information Officer, and Member of the
Executive Committee of Johnson & Johnson (pharmaceuticals/
consumer products); Director of the University Medical Center at
Princeton and Women's Research and Education Institute.

Burton G. Malkiel (1932) May 1977	Trustee (129)	Chemical Bank Chairman's Professor of Economics, Princeton
University; Director of Vanguard Investment Series plc (Irish invest-
ment fund) (since November 2001), Vanguard Group (Ireland)
Limited (investment management) (since November 2001),
Prudential Insurance Co. of America, BKF Capital (investment management), The Jeffrey Co. (holding company), and NeuVis, Inc.
(software company).

†December 2002 for Vanguard® Equity Income Fund, Vanguard® Growth Equity Fund, the Vanguard® Municipal Bond Funds, and the Vanguard® State Tax-Exempt Funds.

the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
Alfred M. Rankin, Jr. (1941) January 1993	Trustee (131)	Chairman, President, Chief Executive Officer, and Director of NACCO
Industries, Inc. (forklift trucks/housewares/lignite); Director of
Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson (1936) April 1985	Trustee (131)	Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco
Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University.

EXECUTIVE OFFICERS*
R. Gregory Barton (1951) June 2001	Secretary (131)	Managing Director and General Counsel of The Vanguard Group, Inc.; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins (1957) July 1998	Treasurer (131)	Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

*Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
Mortimer J. Buckley, Information Technology. James H. Gately, Investment Programs and Services. Kathleen C. Gubanich, Human Resources. F. William McNabb, III, Client Relationship Group.	Michael S. Miller, Planning and Development. Ralph K. Packard, Finance. George U. Sauter, Chief Investment Officer.
John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.

Post Office Box 2600
Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Vanguard IRA, VIPER, PlainTalk , and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the exclusive property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

For More Information
This report is intended for the fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus. To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com. Prospectuses may also be viewed online.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting our website, www.vanguard.com, and searching for “proxy voting guidelines,” or by calling Vanguard at 1- 800- 662-2739. They are also available from the SEC’s website, www.sec.gov. In addition, beginning August 31, 2004, you may obtain a free report on how the fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-202-942- 8090. Information about your fund is also available on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request in either of two ways: via e-mail addressed to publicinfo@sec.gov or via regular mail addressed to the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549–0102.

World Wide Web
www.vanguard.com

Fund Information
1-800-662-7447

Direct Investor
Account Services
1-800-662-2739

Institutional Investor
Services
1-800-523-1036

Text Telephone
1-800-952-3335

© 2004 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q3080 102004

Item 2: Code of Ethics. The Board of Trustees has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer or controller of the Registrant and The Vanguard Group, Inc., and to persons performing similar functions.

Item 3: Audit Committee Financial Expert. All of the members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts. The members of the Audit Committee are: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, Burton G. Malkiel, Alfred M. Rankin, Jr., and J. Lawrence Wilson. All Audit Committee members are independent under applicable rules.

Item 4: Principal Accountant Fees and Services.

(a)    Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended August 31, 2004: $ 72,000
Fiscal Year Ended August 31, 2003: N/A

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group

Fiscal Year Ended August 31, 2004: $1,685,500
Fiscal Year Ended August 31, 2003: $1,620,200

(b)     Audit-Related Fees.

Fiscal Year Ended August 31, 2004: $257,800
Fiscal Year Ended August 31, 2003: $324,460

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c)     Tax Fees.

Fiscal Year Ended August 31, 2004: $76,400
Fiscal Year Ended August 31, 2003: $409,900

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d)     All Other Fees.

Fiscal Year Ended August 31, 2004: $0
Fiscal Year Ended August 31, 2003: $31,000

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e)     (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

        In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, members of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

        The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or other registered investment companies in the Vanguard Group.

    (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)    Aggregate Non-Audit Fees.

Fiscal Year Ended August 31, 2004: $76,400
Fiscal Year Ended August 31, 2003: $440,900

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h)     For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: CONTROLS and PROCEDURES.

    (a)    Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

    (b)    Internal Control Over Financial Reporting. There were no significant changes in Registrant’s internal control over financial reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11: EXHIBITS

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHESTER FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 22, 2004

VANGUARD CHESTER FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 22, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.